Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 4,612	$ 12,021
Accounts receivable, net of allowance of $3,500 and $3,500, respectively	40,846	20,342
Deferred tax asset - current	5,000	16,000
Total current assets	50,458	48,363
Furniture and Equipment, net	153,326	105,814
Deferred tax asset - non-current	2,000
Total Assets	205,784	154,177
Liabilities:
Accounts payable and accrued expenses	83,140	97,593
Loans payable - stockholder	8,000
Loans payable - current portion	22,136	23,392
Total current liabilities	113,276	120,985
Non-current Liabilities
Loans payable - net of current portion	119,759	80,609
Total non-current liabilities	119,759	80,609
Total liabilities	233,035	201,594
Members'/Stockholders' Equity (Deficit):
Common stock, $0.0001 par value; 100,000,000 shares authorized, 62,150,000 and 40,210,000 shares issued and outstanding	6,215	4,021
Additional paid in capital	5,249	2,499
Treasury stock, at cost; 350,000 and -0- shares at September 30, 2011 and December 31, 2010, respectively	(3,500)
Members' Equity (Deficit)
Retained Earnings (Deficit)	(35,215)	(53,937)
Total Members'/Stockholders' Equity (Deficit)	(27,251)	(47,417)
Total Liabilites and Member's Equity	$ 205,784	$ 154,177